UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549

				   Form 13F

			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		FDx Advisors, Inc.
Address: 	2399 Gateway Oaks Dr
	 	Suite 200
 	 	Sacramento, CA  95833

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ron C. Chavez
Title: Chief Compliance Officer
Phone: 916-288-6415

Signature, Place, and Date of Signing:

/s/ Ron C. Chavez            Sacramento, CA            	January 29, 2013


Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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			    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 43
Form 13F Information Table Value Total: $256,175 (thousands)

List of Other Included Managers:
None

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							Form 13F Information Table
Name Of Issuer            Title of Class                 CUSIP  Value  Shares   SH Put/  Invest Other Voting Authority
                                                                (x$1000)           Call  Discrt Mngrs  Sole Share None
VANGUARD                  TX MNG MSCI EAFE             921943858  15474  439229 SH        SOLE                   439229
ISHARES TR                 BARCLYS MBS BD              464288588  38329  354928 SH        SOLE                   354928
VANGUARD                  MSCI EMR MKT ETF             922042858  15163  340519 SH        SOLE                   340519
SPDR                      S&P 500 ETF TR               78462F103  36678  257550 SH        SOLE                   257550
ISHARES TR                S&P 100 IDX FD               464287101  15537  240180 SH        SOLE                   240180
ISHARES TR                US PFD STK IDX               464288687   9475  239140 SH        SOLE                   239140
POWERSHARES               DB CMDTY IDX TRACK           73935S105   5707  205440 SH        SOLE                   205440
ISHARES TR                MSCI VAL IDX                 464288877   9701  199444 SH        SOLE                   199444
ISHARES TR                MSCI EAFE INDEX              464287465   9795  172258 SH        SOLE                   172258
ISHARES TR                BARCLYS CR BD                464288620  17560  155176 SH        SOLE                   155176
INDEXIQ ETF TR            HEDGE MLTI ETF               45409B107   4212  151440 SH        SOLE                   151440
SPDR SERIES TRUST         NUVN BRCLY MUNI              78464A458   3624  149505 SH        SOLE                   149505
ISHARES TR                 S&P 500 VALUE               464287408   9547  143809 SH        SOLE                   143809
ISHARES TR                BARCLYS 7-10 YR              464287440  11582  107748 SH        SOLE                   107748
ISHARES TR                BARCLYS INTER CR             464288638  11003   98867 SH        SOLE                    98867
SPDR SERIES TRUST         BRC HGH YLD BD               78464A417   2674   65681 SH        SOLE                    65681
BARCLAYS BK PLC           DJUBS CMDT ETN36             06738C778   2431   58781 SH        SOLE                    58781
ISHARES TR                 IBOXX INV CPBD              464287242   5834   48218 SH        SOLE                    48218
SPDR TRUST                 GOLD SHS                    78463V107   7386   45589 SH        SOLE                    45589
SPDR INDEX SHS FDS        DJ GLB RL ES ETF             78463X749   1900   45113 SH        SOLE                    45113
ISHARES TR                S&P CITINT TBD               464288117   3923   38117 SH        SOLE                    38117
ISHARES TR                 BARCLYS 10-20YR             464288653   4969   36842 SH        SOLE                    36842
VANGUARD FDS              VNG RUS2000IDX               92206C664   1269   18941 SH        SOLE                    18941
ISHARES TR                DJ INTL SEL DIVD             464288448    443   13156 SH        SOLE                    13156
SELECT SECTOR SPDR TR      SBI INT-UTILS               81369Y886    297    8514 SH        SOLE                     8514
ISHARES TR                  JPMORGAN USD               464288281    860    7005 SH        SOLE                     7005
ISHARES TR                  BARCLYS 3-7 YR             464288661    798    6480 SH        SOLE                     6480
ISHARES TR                 DJ SEL DIV INX              464287168    363    6349 SH        SOLE                     6349
SPDR SERIES TRUST         S&P DIVID ETF                78464A763    367    6307 SH        SOLE                     6307
JPMORGAN CHASE & CO       COM                          46625H100    235    5342 SH        SOLE                     5342
JOHNSON & JOHNSON         COM                          478160104    269    3839 SH        SOLE                     3839
WISDOMTREE TRUST          EMERG MKTS ETF               97717W315    218    3808 SH        SOLE                     3808
VANGUARD WORLD FDS        TELCOMM ETF                  92204A884    243    3471 SH        SOLE                     3471
PHILIP MORRIS INTL INC    COM                          718172109    217    2599 SH        SOLE                     2599
EXXON MOBIL CORP          COM                          30231G102    217    2509 SH        SOLE                     2509
CHEVRON CORP NEW          COM                          166764100    207    1910 SH        SOLE                     1910
FIRST TR                  CONSUMR DISCRE               33734X101   1108   49037 SH        SOLE                    49037
FIRST TR                  CONSUMR STAPLE               33734X119   1090   43038 SH        SOLE                    43038
FIRST TR                   FINLS ALPHADEX              33734X135   1097   70038 SH        SOLE                    70038
FIRST TR                  HLTH CARE ALPH               33734X143   1085   33318 SH        SOLE                    33318
FIRST TR                   INDLS PROD DUR              33734X150   1102   56707 SH        SOLE                    56707
FIRST TR                  MATERIALS ALPH               33734X168   1097   42538 SH        SOLE                    42538
FIRST TR                  UTILITIES ALPH               33734X184   1088   60491 SH        SOLE                    60491



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